Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss) (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common Stock [Member]
Issuance Costs		$ 22,898
Dividend Percentage	10.00%
Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized holding gains (losses) on available for sale securities, tax	1,088,793	676,054
Unrealized gains on derivative nstruments, tax		118,550
Reclassification adjustment for gains (losses) included in net income, tax	307,107	$ 820,608